FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         March 31, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff    Milwaukee, Wisconsin    4-20-07
------------------  ---------------------  -----------
    (Signature)          City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           60

Form 13F Information Table Value Total:    $ 301,251
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE









                                          SADOFF INVESTMENT MANAGEMENT LLC
                                                      FORM 13F
                                                     31-Mar-07
                                                                                                  Voting Authority
                                                                                                   --------------
                                Title of                 Value     Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                  class          CUSIP     (x$1000)  Prn Amt Prn Call Dscretn Mgrs  Sole    Shared None
------------------------------- ------------   --------- -------   ------  --- ---- ------- ----- ------- ------ ----
BERKSHIRE HATHAWAY INC.         CL A           084670108      218        2 SH       Sole                2
BIOMET INC.                     COM            090613100    1,411   33,200 SH       Sole           33,200
BLACKROCK MUNIYIELD INSURED     COM            09254E103      992   69,046 SH       Sole           69,046
BLACKROCK MUNIYIELD QUALITY FU  COM            09254F100      363   25,400 SH       Sole           25,400
BLACKROCK MUNIYIELD QUALITY FU  COM            09254G108      126   10,000 SH       Sole           10,000
BROWN SHOE CO.                  COM            115736100   13,569  323,062 SH       Sole          323,062
C.R. BARD INC.                  COM            067383109   13,012  163,657 SH       Sole          163,657
CISCO SYSTEMS INC.              COM            17275R102    7,995  313,150 SH       Sole          313,150
COMPUWARE CORP.                 COM            205638109    6,314  665,300 SH       Sole          665,300
CRANE COMPANY                   COM            224399105    5,865  145,100 SH       Sole          145,100
CSX CORPORATION                 COM            126408103   11,086  276,793 SH       Sole          276,793
CUMMINS INC.                    COM            231021106   12,862   88,876 SH       Sole           88,876
EATON CORP.                     COM            278058102   10,009  119,781 SH       Sole          119,781
EATON VANCE INSURED MUNI        COM            27827X101      918   57,563 SH       Sole           57,563
EXELON CORPORATION              COM            30161N101      578    8,409 SH       Sole            8,409
EXXON MOBIL CORP.               COM            30231G102      730    9,674 SH       Sole            9,674
FEDERATED STORES                COM            31410H101    7,662  170,079 SH       Sole          170,079
FOOT LOCKER INC.                COM            344849104    4,459  189,325 SH       Sole          189,325
GENERAL ELEC CO.                COM            369604103      251    7,100 SH       Sole            7,100
GENERAL MILLS                   COM            370334104   12,454  213,905 SH       Sole          213,905
HERSHEY COMPANY                 COM            427866108      989   18,102 SH       Sole           18,102
IBM                             COM            459200101    6,026   63,925 SH       Sole           63,925
IKON INC.                       COM            451713101    5,247  365,150 SH       Sole          365,150
INTEGRYS ENERGY GROUP INC.      COM            45822P105      325    5,849 SH       Sole            5,849
JC PENNEY                       COM            708160106    8,522  103,726 SH       Sole          103,726
JUNIPER NETWORKS                COM            48203R104    5,556  282,300 SH       Sole          282,300
KELLOGG CO.                     COM            487836108   14,638  284,617 SH       Sole          284,617
MANPOWER INC.                   COM            56418H100    8,974  121,650 SH       Sole          121,650
MARSHALL & ILSLEY               COM            571834100      266    5,750 SH       Sole            5,750
MCCORMICK & CO.                 COM NON VTG    579780206   10,773  279,686 SH       Sole          279,686
MICROSOFT                       COM            594918104   10,636  381,630 SH       Sole          381,630
MONSTER INC.                    COM            611742107    6,175  130,350 SH       Sole          130,350
MORGAN STANLEY INSURED MUNI     INSD MUN TR    61745P866      907   61,900 SH       Sole           61,900
MOTOROLA INC.                   COM            620076109      539   30,506 SH       Sole           30,506
MPS GROUP INC.                  COM            553409103    7,604  537,400 SH       Sole          537,400
MS INSURED MUNI INCOME          INSD MUN INCM  61745P791      499   34,300 SH       Sole           34,300
MS QUALITY MUNI INCOME          QUALT MUN INCM 61745P734      536   37,400 SH       Sole           37,400
NIKE INC.                       CL B           654106103   12,472  117,376 SH       Sole          117,376
NORDSTROM INC.                  COM            655664100    8,883  167,792 SH       Sole          167,792
NORFOLK SOUTHERN                COM            655844108   10,750  212,459 SH       Sole          212,459
NUVEEN INSD DIVID ADVANTAGE MU  COM            67071L106      413   26,900 SH       Sole           26,900
NUVEEN INSURED MUNI OPPORTUNIT  COM            670984103      928   62,596 SH       Sole           62,596
NUVEEN INSURED PREMIUM MUNI     COM            6706D8104      776   58,409 SH       Sole           58,409
NUVEEN INSURED QUALITY MUNI     COM            67062N103      451   30,350 SH       Sole           30,350
ORACLE CORP.                    COM            68389X105    5,686  313,640 SH       Sole          313,640
POLYCOM INC.                    COM            73172K104    6,026  180,800 SH       Sole          180,800
PROCTER & GAMBLE                COM            742718109      226    3,572 SH       Sole            3,572
PROGRESS ENERGY                 COM            743263105      874   17,330 SH       Sole           17,330
RPM INTL INC.                   COM            749685103    4,050  175,325 SH       Sole          175,325
SAKS INC.                       COM            79377W108    5,189  248,978 SH       Sole          248,978
SMUCKERS JM                     COM            832696405    3,996   74,938 SH       Sole           74,938
SOUTHERN CO.                    COM            842587107      543   14,821 SH       Sole           14,821
ST JUDE MEDICAL                 COM            790849103    8,885  236,240 SH       Sole          236,240
STRIDE RITE CORP.               COM            863314100      877   57,005 SH       Sole           57,005
TOYOTA MOTOR ADR                SP ADR REP2COM 892331307      256    2,000 SH       Sole            2,000
VARIAN MEDICAL                  COM            92220P105    5,696  119,430 SH       Sole          119,430
VERISIGN INC.                   COM            92343E102    8,578  341,500 SH       Sole          341,500
WISCONSIN ENERGY                COM            976657106      604   12,442 SH       Sole           12,442
WRIGLEY WM JR CO.               COM            982526105    4,613   90,578 SH       Sole           90,578
XEROX CORP.                     COM            984121103   11,393  674,550 SH       Sole          674,550
REPORT SUMMARY                   60                       301,251